Fees Summary	Sep. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,134,525,028.20
Previously Paid Amount	0.00
Total Fee Amount	156,677.91
Total Offset Amount	14,760.00
Net Fee	$ 141,917.91
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A